UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05487

                            MERRIMAN INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                      1200 WESTLAKE AVENUE NORTH, SUITE 700
                                Seattle, WA 98109
               (address of principal executive offices (Zip code)

                                WILLIAM L. NOTARO
                            MERRIMAN INVESTMENT TRUST
                      1200 WESTLAKE AVENUE NORTH, SUITE 700
                                SEATTLE, WA 98109
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-423-4893

                      Date of fiscal year end: September 30

                    Date of reporting period: July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is require to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD
FOR PERIOD ???

                                                  MEETING       DESCRIPTION           ISSUER                VOTE      FOR/AGAINST
     ISSUER              TICKER        CUSIP       DATE          OF VOTE               V. SH     VOTED?     CAST         MGMT
High Income               HIO        42967Q105   4/29/2004     To elect 3 Class        Issuer      Yes        FOR         FOR
Opportunity Fund                                               III Directors

Rydex US Govt             RYMMX      783559909   4/30/2004     To elect 6 Trustees     Issuer      Yes        FOR         FOR
Money Market Fund
                                                               To approve Investment
                                                               Advisory Agreement      Issuer      Yes        FOR         FOR

Invesco Cash              FDSXX                  10/21/2003    To approve plan of      Issuer      Yes        FOR         FOR
Reserves Fund                                                  reorganization to
                                                               move assets to
                                                               AIM Money Market Fund

                                                               To elect 16 Board
                                                               Members                 Issuer      Yes        FOR         FOR

                                                               To approve Investment   Issuer      Yes       ABSTAIN     AGAINST
                                                               Advisory Agreement
                                                               with Aim Advisers

                                                               To redomesticate to a   Issuer      Yes         FOR         FOR
                                                               Delaware Trust from a
                                                               Maryland Corporation

Fidelity Select           FSELX      316390863   3/24/2004     To authorize fund       Issuer      Yes       AGAINST     AGAINST
Electronics Portfolio                                          mergers without
                                                               shareholder approval

                                                               To elect 14 Trustees    Issuer      Yes         FOR         FOR

                                                               To amend lending
                                                               limitation              Issuer      Yes         FOR         FOR

Fidelity Select           FSAGX      316390780   3/24/2004     To authorize fund
Gold Portfolio                                                 mergers without
                                                               shareholder approval    Issuer      Yes       AGAINST     AGAINST

                                                               To elect 14 Trustees    Issuer      Yes         FOR         FOR

                                                               To amend lending
                                                               limitation              Issuer      Yes         FOR         FOR

Fidelity Select Home      FSVLX      316390723   3/24/2004     To authorize fund
Finance Portfolio                                              mergers without
                                                               shareholder approval    Issuer      Yes       AGAINST     AGAINST

                                                               To elect 14 Trustees    Issuer      Yes         FOR         FOR

                                                               To amend lending
                                                               limitation              Issuer      Yes         FOR         FOR

Fidelity Select Medical   FSHCX      316390665   3/24/2004     To authorize fund       Issuer      Yes       AGAINST     AGAINST
Delivery Portfolio                                             mergers without
                                                               shareholder approval

                                                               To amend lending
                                                               limitation              Issuer      Yes         FOR         FOR

"Pursuant to the requirements of the Investment Company Act of 1940, the" registrant has duly caused this report to be signed on its behalf by the "undersigned, thereunto duly authorized."

Registrant:       Merriman Investment Trust


By (Signature and Title)  /s/ William L. Notaro
                          "William L. Notaro, Executive Vice President"

"Date:      August 24, 2004"